PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 29,093	$ 27,745
Less: accumulated depreciation	(23,433)	(20,860)
Property, plant and equipment, net	5,662	6,898
Software and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	12,059	11,670
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	4,971	4,763
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	12,063	11,312
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Construction in progress	$ 2	$ 13